SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Change in shares, sapesco - nesr ordinary share consideration			1,650,000	2,237,000
Short term borrowings		$ 48,889	$ 89,885
Change in shares, sapesco - additional earn-out shares				145,039
Accumulated deficit	$ 2,800	$ (62,440)	$ (75,020)
Revenue percent		100.00%	0.00%	0.00%
Capitalized investments		$ 13,700	$ 0	$ 0
Unamortized expense		18,800	17,400
Impairment charges		900
Right of use asset		31,628	29,970
Lease liabilities		$ 32,551	31,314
2018 Long Term Incentive Plan [Member] | Board of Directors [Member]
Time-based and vest ratably period					1 year
2018 Long Term Incentive Plan [Member] | Employees [Member]
Time-based and vest ratably period					3 years
Accounting Standards Update 2016-02 [Member]
Right of use asset	33,700
Leasehold liabilities	400
Prepaid rent assets	100
Lease liabilities	$ 33,200
Minimum [Member]
Finite lived intangible asset, useful lives		8 years
Minimum [Member] | Integrated Production Management [Member]
Ownership percent		0.00%
Minimum [Member] | National Energy Services [Member]
Ownership percent		20.00%
Maximum [Member]
Finite lived intangible asset, useful lives		10 years
Maximum [Member] | Integrated Production Management [Member]
Ownership percent		20.00%
Maximum [Member] | National Energy Services [Member]
Ownership percent		50.00%
Common Stock One [Member]
Change in shares, SAPESCO - additional earn-out shares				266,611
Sahara Petroleum Services Company [Member]
Capital lease obligations, current				$ 4,400
Capital lease obligations, noncurrent				6,100
Seller Provided Installment Financing
Accounts payable				1,100
Short term borrowings				6,000
Accounts Payable [Member]
Payments to acquire property, plant, and equipment		$ 17,600	9,100	2,600
Accounts Payable [Member] | Seller Provided Installment Financing
Payments to acquire property, plant, and equipment		$ 5,500	$ 11,600	$ 7,300